Income Taxes - Income Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
As at January 1	$ 979	$ 274	$ 442
Current tax	1,964	1,354	978
Withholding tax upon dividend declaration from PRC entities	1,373	3,179	1,526
Tax paid	(3,752)	(3,836)	(2,664)
Exchange difference	(9)	8	(8)
As at December31	$ 555	$ 979	$ 274